Financial Assets and Financial Liabilities_Carrying Amount And Fair Value Of Financial Assets And Liabilities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 498,191,361		₩ 462,288,552
Fair value		500,565,482		463,585,179
Financial Assets Measured At Fair Value		103,175,810		91,017,381
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		397,389,672		372,567,798
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		435,352,295		401,110,393
Fair value		436,421,064		402,284,954
Financial Liabilities Measured At Fair Value		18,375,494		18,228,106
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		418,045,570		384,056,848
Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		26,439,692		22,710,684
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		12,602,874		11,968,571
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		2,821,453		3,303,210
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0
Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		63,821,636		59,136,110
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		31,165,284		30,655,554
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		4,105,191		3,640,319
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		190,461,055		177,060,799
Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		12,914,482	[1]	9,170,587
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		353,621,514		329,943,673
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		344,474,455		321,810,117
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		11,448,850	[1]	11,284,577
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		227,584,515		206,996,049
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		204,954,928		187,745,797
Financial liabilities at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value		2,663,327		2,823,820
Financial Liabilities Measured At Fair Value		2,663,327		2,823,820
Financial liabilities at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		2,663,327		2,823,820
Financial liabilities at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0		0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0		0
Financial liabilities designated at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Fair value		12,704,826		12,503,039
Financial Liabilities Measured At Fair Value		₩ 12,704,826		₩ 12,503,039
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 492		₩ 126
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 1,482,302		₩ 1,629,530
Valuation techniques		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others
Inputs		Price of Underlying asset, interest rate, Discount rate, Dividend rate, Volatility and others		Price of Underlying asset, interest rate, Discount rate, Dividend rate, Volatility and others
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 11,222,032	[1]	₩ 10,873,383
Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		3,007,341		2,901,247
Derivatives held of trading
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		2,842,950		2,724,994
Fair value		2,842,950		2,724,994
Financial Liabilities Measured At Fair Value		₩ 2,842,950		₩ 2,724,994
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held of trading | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 157,634		₩ 479,264
Derivatives held of trading | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 2,458,498		₩ 1,834,536
Valuation techniques		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Sholes Model, Hull and White Model, Option Model and others		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Sholes Model, Hull and White Model, Option Model and others
Inputs		Discount rate, Underlying asset Index, Volatility, Correlation coefficient, Interest rate, Stock price, Foreign exchange rate, Dividend rate, PD, Credit Spread, and others		Discount rate, Underlying asset Index, Volatility, Correlation coefficient, Interest rate, Stock price, Foreign exchange rate, Dividend rate, PD, Credit Spread, and others
Derivatives held of trading | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 226,818	[1]	₩ 411,194
Derivatives liabilities held for hedging
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		164,391		176,253
Fair value		164,391		176,253
Financial Liabilities Measured At Fair Value		₩ 164,391		₩ 176,253
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives liabilities held for hedging | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 0		₩ 0
Derivatives liabilities held for hedging | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 164,391		₩ 176,253
Valuation techniques		DCF Model, Closed Form, FDM and others		DCF Model, Closed Form, FDM and others
Inputs		Discount rate, Volatility, Foreign exchange rate and others		Discount rate, Volatility, Foreign exchange rate and others
Derivatives liabilities held for hedging | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 0	[1]	₩ 0
Deposits
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		305,592,771		276,770,449
Fair value		306,048,291		277,423,194
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 306,048,291		₩ 277,423,194
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.		Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 0		₩ 0
Deposits | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	142,021,800		127,265,703
Deposits | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	164,026,491		150,157,491
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 164,026,491		₩ 150,157,491
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates, Early termination ratio		Other spread, Interest rates, Early termination ratio
Debts
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 37,818,860		₩ 33,004,834
Fair value		37,808,944		33,028,205
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 37,808,944	[3]	₩ 33,028,205	[4]
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.		Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.
Debts | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	[3]	₩ 0	[4]
Debts | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		1,469,263	[3]	1,114,900	[4]
Reasonable Approximation Of Fair Value Financial Liabilities		4,685		38,403
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 1,464,578		₩ 1,076,497
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debts | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 36,339,681	[3]	₩ 31,913,305	[4]
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 36,339,681		₩ 31,913,305
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates		Other spread, Interest rates
Debentures
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 50,935,583		₩ 53,278,697
Fair value		51,558,748		53,771,564
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 51,558,748		₩ 53,771,564
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.		Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.
Debentures | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0
Debentures | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		46,969,992		48,680,196
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 46,969,992		₩ 48,680,196
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debentures | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 4,588,756		₩ 5,091,368
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 4,588,756		₩ 5,091,368
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates		Other spread, Interest rates
Other financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 22,629,587		₩ 19,828,307
Fair value		22,629,587		19,833,885
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 22,629,587		₩ 19,833,885	[5]
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined.		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Other financial liabilities | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0	[5]
Other financial liabilities | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0	[5]
Other financial liabilities | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		22,629,587		19,833,885	[5]
Reasonable Approximation Of Fair Value Financial Liabilities				19,250,252
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3				₩ 583,633
Valuation techniques				DCF Model
Inputs				Other spread, Interest rates
Cash and due from financial institutions
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		20,837,878		₩ 20,274,490
Fair value		20,835,235		20,271,261
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 20,835,235		₩ 20,271,261
Description Of Valuation Processes Used In Fair Value Measurement Assets		The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model (Discounted Cash Flow Model).		The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model (Discounted Cash Flow Model).
Cash and due from financial institutions | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 3,015,104		₩ 3,338,863
Cash and due from financial institutions | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	13,812,640		14,632,352
Cash and due from financial institutions | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	4,007,491		2,300,046
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 4,007,491		₩ 2,300,046
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Interest rates		Credit spread, Other spread, Interest rates
Financial assets at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 53,549,086		₩ 50,987,847
Fair value		53,549,086		50,987,847
Financial Assets Measured At Fair Value		₩ 53,549,086		₩ 50,987,847
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial assets at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 11,177,716		₩ 12,128,933
Financial assets at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		31,476,070		31,132,108
Financial assets at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		10,895,300	[1]	7,726,806
Due from financial institutions
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		216,367		381,719
Fair value		216,367		381,719
Financial Assets Measured At Fair Value		216,367		381,719
Due from financial institutions | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Due from financial institutions | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 165,242		₩ 332,976
Valuation techniques		DCF Model, One factor Hull-White Model,		One factor Hull-White Model, DCF Model
Inputs		Discount rate, Volatility and others		Discount rate, Volatility and others
Due from financial institutions | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 51,125	[1]	₩ 48,743
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		50,721,526		48,285,482
Fair value		50,721,526		48,285,482
Financial Assets Measured At Fair Value		50,721,526		48,285,482
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		9,853,733		11,312,317
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 30,735,027		₩ 29,879,850
Valuation techniques		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value and others		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Interest rate, Underlying asset price, Correlation coefficient, Discount rate, Volatility and others		Projected cash flow, Fair value of underlying asset, Dividend yield, Interest rate, Underlying asset price, Discount rate, Volatility and others
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 10,132,766	[1]	₩ 7,093,315
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		2,103,843		1,287,662
Fair value		2,103,843		1,287,662
Financial Assets Measured At Fair Value		2,103,843		1,287,662
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		1,244,178		737,808
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 336,389		₩ 178,309
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate and others		Interest rate, Discount rate and others
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 523,276	[1]	₩ 371,545
Loans
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		427,545		954,176
Fair value		427,545		954,176
Financial Assets Measured At Fair Value		427,545		954,176
Loans | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Loans | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 239,412		₩ 740,973
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate and others		Interest rate, Discount rate and others
Loans | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 188,133	[1]	₩ 213,203
Others
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		79,805		78,808
Fair value		79,805		78,808
Financial Assets Measured At Fair Value		79,805		78,808
Others | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		79,805		78,808
Others | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Others | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0	[1]	0
Derivative financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		3,190,673		2,025,962
Derivatives held for trading
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		3,008,598		1,915,532
Fair value		3,008,598		1,915,532
Financial Assets Measured At Fair Value		₩ 3,008,598		₩ 1,915,532
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for trading | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 72,983		₩ 67,436
Derivatives held for trading | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 2,398,831		₩ 1,737,033
Valuation techniques		DCF Model, FDM, Closed Form, Option Model, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others		DCF Model, FDM, Closed Form, Option Model, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others
Inputs		Underlying asset Index, Discount rate, Volatility, Correlation coefficient, Interest rate, PD, Credit Spread. Foreign exchange rate, Stock price, Dividend rate and others		Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held for trading | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 536,784	[1]	₩ 111,063
Derivatives held for hedging
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		182,075		110,430
Fair value		182,075		110,430
Financial Assets Measured At Fair Value		₩ 182,075		₩ 110,430
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for hedging | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Derivatives held for hedging | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 182,075		₩ 110,430
Valuation techniques		DCF Model, Closed Form, FDM		DCF Model, Closed Form, FDM
Inputs		Discount rate, Volatility, Foreign exchange rate and Others		Discount rate, Volatility, Foreign exchange rate and Others
Derivatives held for hedging | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Loans at amortized cost
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		339,684,059		319,201,603
Fair value		340,836,884		320,003,844
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 340,836,884		₩ 320,003,844
Description Of Valuation Processes Used In Fair Value Measurement Assets		DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.		DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.
Loans at amortized cost | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0
Loans at amortized cost | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		372,988		493,773
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 372,988		₩ 493,773
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Loans at amortized cost | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 340,463,896		₩ 319,510,071
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 340,463,896		₩ 319,510,071
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Early termination ratio, Interest rates		Credit spread, Other spread, Early termination ratio, Interest rates
Securities measured at amortized cost
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 25,346,555		₩ 23,661,522
Fair value		26,570,494		24,159,137
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 26,570,494		₩ 24,159,137
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Securities measured at amortized cost | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 9,587,770		₩ 8,629,708
Securities measured at amortized cost | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		16,979,656		15,529,429
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 16,979,656		₩ 15,529,429
Valuation techniques		DCF Model, Monte Carlo Simulation		DCF Model
Inputs		Discount rate, Interest rate		Discount rate
Securities measured at amortized cost | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 3,068		₩ 0
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 3,068
Valuation techniques		DCF Model
Inputs		Interest rates
Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 46,436,051		38,003,572
Fair value		46,436,051		38,003,572
Financial Assets Measured At Fair Value		₩ 46,436,051		₩ 38,003,572
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Financial assets measured at fair value through other comprehensive income | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 15,188,993		₩ 10,514,315
Financial assets measured at fair value through other comprehensive income | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		29,764,660		26,156,539
Financial assets measured at fair value through other comprehensive income | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		1,482,398	[1]	1,332,718
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		43,556,848		35,243,634
Fair value		43,556,848		35,243,634
Financial Assets Measured At Fair Value		43,556,848		35,243,634
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		14,236,566		9,542,948
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 29,320,282		₩ 25,700,686
Valuation techniques		DCF Model, Option model, Market value approach		DCF Model, Option model, Market value approach
Inputs		Discount rate, Underlying asset Index, Volatility, and others		Discount rate, Underlying asset Index, Volatility, Interest rate and others
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		2,504,105		2,370,116
Fair value		2,504,105		2,370,116
Financial Assets Measured At Fair Value		2,504,105		2,370,116
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		952,427		971,367
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 69,280		₩ 66,031
Valuation techniques		DCF Model, Black-Scholes Model		DCF Model, Black-Scholes Model
Inputs		Discount rate, Underlying asset Index, Volatility, and others		Discount rate, Volatility, Price of Underlying asset and others
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 1,482,398	[1]	₩ 1,332,718
Loans
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		375,098		389,822
Fair value		375,098		389,822
Financial Assets Measured At Fair Value		375,098		389,822
Loans | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Loans | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 375,098		₩ 389,822
Valuation techniques		DCF Model, Option Model		DCF Model
Inputs		Discount rate, Underlying asset Index, Volatility, and others		Discount rate
Loans | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Others
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		9,147,059		8,133,556
Fair value		9,147,059		8,133,556
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 9,147,059	[6]	₩ 8,133,556	[7]
Description Of Valuation Processes Used In Fair Value Measurement Assets		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined.		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.
Others | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	[6]	₩ 0	[7]
Others | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	[6]	0	[7]
Others | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 9,147,059	[6]	8,133,556	[7]
Reasonable Approximation Of Fair Value Financial Assets				₩ 8,133,556

[1]	Includes the KB Securities Co., Ltd.'s over-the-counter (OTC) derivatives consist of KRW 2,459,478 million of financial assets at fair value through profit or loss-debt instruments, KRW 11,222,032 million of financial liabilities at fair value through profit or loss, KRW 536,714 of derivative financial assets and KRW 226,333 of derivative financial liabilities.
[2]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[3]	Debts of KRW 4,685 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2019.
[4]	Debts of KRW 38,403 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.
[5]	Other financial liabilities of KRW 19,250,252 million included in Level 3 is the carrying amounts which are reasonable approximations of fair values as of December 31, 2018.
[6]	Other financial assets included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2019.
[7]	Other financial assets of KRW 8,133,556 million included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.